Mortgage Servicing Rights, at Fair Value - Summary of Servicing Portfolio and its Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Servicing Assets at Fair Value [Line Items]
Servicing rights	$ 8,602,338	$ 39,299,416
Weighted average interest rate	3.59%	3.03%
Fannie Mae/Freddie Mac
Servicing Assets at Fair Value [Line Items]
Servicing rights	$ 7,051,851	$ 37,079,995
Ginnie Mae
Servicing Assets at Fair Value [Line Items]
Servicing rights	532,328	1,109,962
Private investors
Servicing Assets at Fair Value [Line Items]
Servicing rights	$ 1,018,159	$ 1,109,459